Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GREATER INDIA PORTFOLIO
Entity Central Index Key	0000918701
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014297
Shareholder Report [Line Items]
Fund Name	Greater India Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Greater India Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$100	1.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Greater India Portfolio	MSCI India Index
12/15	$10,000	$10,000
1/16	$9,222	$9,312
2/16	$8,578	$8,623
3/16	$9,676	$9,750
4/16	$9,992	$9,797
5/16	$10,358	$9,981
6/16	$10,717	$10,113
7/16	$11,433	$10,687
8/16	$11,788	$10,811
9/16	$11,559	$10,712
10/16	$11,613	$10,659
11/16	$10,492	$9,864
12/16	$10,297	$9,857
1/17	$10,947	$10,286
2/17	$11,570	$10,893
3/17	$12,270	$11,544
4/17	$12,670	$11,767
5/17	$12,940	$11,974
6/17	$13,017	$11,880
7/17	$13,846	$12,795
8/17	$13,935	$12,699
9/17	$13,448	$12,231
10/17	$14,125	$13,132
11/17	$14,287	$13,040
12/17	$14,954	$13,677
1/18	$15,037	$14,148
2/18	$14,121	$13,199
3/18	$14,009	$12,726
4/18	$14,360	$13,250
5/18	$13,866	$12,773
6/18	$13,690	$12,649
7/18	$14,460	$13,473
8/18	$14,325	$13,603
9/18	$12,871	$12,364
10/18	$11,997	$11,502
11/18	$13,270	$12,694
12/18	$13,181	$12,678
1/19	$12,939	$12,433
2/19	$12,923	$12,437
3/19	$13,986	$13,585
4/19	$13,878	$13,661
5/19	$14,019	$13,691
6/19	$13,970	$13,653
7/19	$13,189	$12,941
8/19	$13,038	$12,563
9/19	$13,818	$12,950
10/19	$14,353	$13,510
11/19	$14,407	$13,434
12/19	$14,602	$13,638
1/20	$14,719	$13,530
2/20	$14,133	$12,546
3/20	$10,332	$9,393
4/20	$11,835	$10,909
5/20	$11,569	$10,606
6/20	$12,175	$11,326
7/20	$13,216	$12,502
8/20	$13,737	$12,939
9/20	$13,866	$13,020
10/20	$14,112	$13,166
11/20	$15,086	$14,302
12/20	$16,613	$15,759
1/21	$16,259	$15,392
2/21	$16,842	$16,197
3/21	$17,087	$16,565
4/21	$16,867	$16,411
5/21	$17,953	$17,834
6/21	$18,277	$17,710
7/21	$18,893	$17,862
8/21	$20,292	$19,817
9/21	$20,346	$19,936
10/21	$20,624	$19,778
11/21	$19,930	$19,177
12/21	$20,651	$19,893
1/22	$20,189	$19,622
2/22	$19,252	$18,836
3/22	$19,541	$19,524
4/22	$18,613	$19,197
5/22	$17,513	$18,079
6/22	$16,344	$16,860
7/22	$17,789	$18,432
8/22	$17,925	$19,189
9/22	$17,218	$17,955
10/22	$17,811	$18,415
11/22	$18,704	$19,372
12/22	$17,624	$18,311
1/23	$17,412	$17,763
2/23	$16,846	$16,952
3/23	$16,873	$17,148
4/23	$17,379	$17,863
5/23	$17,863	$18,383
6/23	$18,799	$19,246
7/23	$19,393	$19,821
8/23	$19,284	$19,444
9/23	$19,404	$19,769
10/23	$18,974	$19,181
11/23	$20,155	$20,463
12/23	$21,311	$22,121
1/24	$21,915	$22,654
2/24	$22,514	$23,275
3/24	$22,640	$23,464
4/24	$23,096	$24,007
5/24	$23,386	$24,177
6/24	$25,137	$25,858
7/24	$26,334	$26,886
8/24	$26,516	$27,169
9/24	$27,394	$27,743
10/24	$25,524	$25,451
11/24	$25,684	$25,345
12/24	$25,097	$24,602
1/25	$23,732	$23,727
2/25	$22,307	$21,825
3/25	$23,572	$23,875
4/25	$24,743	$25,024
5/25	$25,133	$25,305
6/25	$25,806	$26,077
7/25	$24,435	$24,748
8/25	$24,039	$23,973
9/25	$23,945	$24,094
10/25	$24,920	$25,151
11/25	$24,985	$25,370
12/25	$24,672	$25,246

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Greater India Portfolio	(1.70)%	8.23%	9.44%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 210,132,571
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,171,419
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$210,132,571
# of Portfolio Holdings	69
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,171,419

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the “Board”) of Eaton Vance Greater India Fund (the “Fund”) approved a change to the Portfolio’s investment strategy.  The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Portfolio’s assets.  Boston Management and Research will continue to serve as the Portfolio’s investment adviser.  The Board additionally approved a reduction in the Portfolio’s investment adviser fee.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Material Fund Change Strategies [Text Block]

In February 2026, the Board of Trustees (the “Board”) of Eaton Vance Greater India Fund (the “Fund”) approved a change to the Portfolio’s investment strategy.  The Board has also approved the termination of the investment sub-advisory agreement with the current sub-adviser to the Portfolio, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company to manage the Portfolio’s assets.  Boston Management and Research will continue to serve as the Portfolio’s investment adviser.  The Board additionally approved a reduction in the Portfolio’s investment adviser fee.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122